REPORTING ENTITY	12 Months Ended
Dec. 31, 2021
REPORTING ENTITY
REPORTING ENTITY

NOTE 1. REPORTING ENTITY

Bancolombia S.A., hereinafter the Parent Company, the Group, is a credit establishment, listed on the Colombia Stock Exchange (BVC) as well as on the New York Stock Exchange (NYSE), since 1981 and 1995, respectively. The Parent Company's main location is in Medellin (Colombia), main address Carrera 48 # 26-85, Avenida Los Industriales, and was originally constituted under the name Banco Industrial Colombiano (BIC) according to public deed number 388, date January 24, 1945, from the First Notary's Office of Medellin, authorized by the Superintendence of Finance of Colombia (“SFC”). On April 3, 1998, by means of public deed No. 633, BIC merged with Bank of Colombia S.A., and the resulting organization of that merger was named Bancolombia S.A.

The Parent Company bylaws are found in the public deed numer 2690, dated November 27, 2015, at the 25th Notary´s Office of Medellín.

Bancolombia S.A.’s business purpose is to carry out all operations, transactions, acts and services inherent to the banking business. The Parent Company may, by itself or through its  subsidiaries, own interests in other corporations, wherever authorized by law, according to all terms and requirements, limits or conditions established therein.

The duration of the Parent Company contemplated in the bylaws is until December 8, 2044, but it can be dissolved or renewed before the conclusion of that period. The operating license was authorized definitively by the SFC according to Resolution number 3140 on September 24, 1993.

In March 2019 the subsidiaries Renting Colombia S.A.S and Inversiones CFNS S.A.S, closed the sale to Arval Relsa of 100% of the shares of Arrendamiento Operativo CIB S.A.C. – Renting Perú, an operational leasing company incorporated and with operations in Peru, and then, in July 2019 the Bank’s subsidiaries Fiduciaria Bancolombia and Banca de Inversion Bancolombia, closed the sale to TMF Group Americas B.V. of 100% of the shares of FiduPeru S.A, a trust services company incorporated and with operations in Peru.

The Parent Company and its subsidiaries include the following operating segments: Banking Colombia, Banking Panama, Banking El Salvador, Banking Guatemala, Trust, Investment banking, Brokerage, International Banking and Others. The activities carried out by each operating segment of the Bank are described in Note 3 Operating segments.

On September 29, 2020, following receipt of the required regulatory authorizations, the Bank acquired an additional 40% of the shares of Grupo Agromercantil Holding (GAH), the company that owns the financial conglomerate Agromercantil of Guatemala, integrated among others, by Banco Agromercantil de Guatemala (BAM). The purchase price paid to the seller, BFC BAM Financial Corporation, was USD 289,144,606 (COP 1,117,680) *.

The effect on shareholders' equity is as follows:

Consideration paid to non-controlling interests	1,117,680	*
Carrying amount of non-controlling interests acquired	913,193	*
Excess of consideration paid recognized in the transactions with non-controlling interests reserve within equity	204,487

       *Amounts in millions of COP

The Parent Company, through its subsidiaries, has banking operations and an international presence in Puerto Rico, Panama, Guatemala, and El Salvador and as of December 31, 2021, was in the process of obtaining regulatory authorizations to operate as a broker-dealer and as a registered investment adviser in the United States, through its subsidiaries Bancolombia Capital Holdings USA LLC, Bancolombia Capital LLC, and Bancolombia Capital Advisers LLC, with a capital of USD 1,500.

The operations in the Cayman Islands and Barbados through Bancolombia Cayman and Mercom Bank Ltd., respectively, are in the process of being gradually wound down. The winding down of the operations will continue as the compromises related to assets and liabilities come to term. Their assets, liabilities and contracts will be transferred to other companies which are also part of Grupo Bancolombia.

As of December 31, 2021 and 2020, the subsidiary Bancolombia Cayman recognized in its statement of financial position assets and liabilities, including loans and advances to customers, net for COP 8,634 and COP 6,539, debt investments for COP 189,220 and COP 241,154, cash and cash equivalents for COP 50,733 and COP 170,454 and other assets, net for COP 609 and COP 622, respectively. On the other hand, liabilities in deposits by customers for COP 155,827 and COP 282,405, other liabilities for COP 507 and COP 4,411 and a net income for COP 4,561 and COP 4,454, respectively. As of December 31, 2020, the subsidiary recognized deposits by banks for COP 16,848. As of December 31, 2021, no guarantees, pledges or commitments regarding the aforementioned transaction have been granted or received between the parent (Bancolombia Panamá) and the subsidiary (Bancolombia Cayman).

As of December 31, 2021 and 2020, Mercom Bank Ltd recognized assets and liabilities in its statement of financial position, including loans and advances to customers, net for COP 1,159,308 and COP 1,360,670, cash and cash equivalents for COP 1,133,518 and COP 696,452, debt investments for COP 381,847 and COP 531,419 and other assets, net for COP 8,316 and COP 13,801, respectively. On the other hand, liabilities in deposit by customers for COP 2,440,882 and COP 2,423,054, other liabilities for COP 2,919 and COP 4,518 and a net income for COP 56,314 and COP 13,039, respectively. As of December 31, 2020, Mercom Bank Ltd recognized financial obligations for COP 9,171.

During the last quarter of 2021, the Parent Company´s Board of Directors authorized the legal separation of the Nequi business, the digital platform of Grupo Bancolombia which offers financial services. The legal separation result in the creation of a new financing company supervised by the Financial Superintendence of Colombia through which Nequi will operate as a 100% digital bank (establecimiento de crédito) and the creation of other non-financial vehicles that will allow Nequi's evolution, as well as enabling and providing technological solutions.